Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Natixis Real Estate Capital LLC

Natixis Commercial Mortgage Securities, Inc. (collectively, the “Company”)

1251 Avenue of the Americas

New York, NY 10020

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Natixis Securities Americas LLC and J.P. Morgan Securities LLC who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to NCMS Commercial Mortgage Trust 2019-10K, Commercial Mortgage Pass-Through Certificates, Series 2019-10K (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by one (1) property, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of June 6, 2019.

•	The following Microsoft Excel (“Excel”) file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date and shall be herein referred to as the “Final Data File”:

o	NCMS 2019-10K Accounting Tape 5.3.2019.xlsx

•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.

•	The phrase “Source Document” refers to the documents provided to us by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us in performing the procedures enumerated below.

•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.

•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.

•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.

•	The phrase “Engineering Report” refers to the signed property condition assessment document.

•	The phrase “Environmental Report” refers to the signed phase I and phase II (if applicable) environmental documents.

•	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.

•	The phrase “Insurance Certificate” refers to the certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.

•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “Opinion of Counsel” refers to the executed insolvency opinion provided in the Loan File.

•	The phrase “Rent Roll” refers to the underwritten rent roll in the Underwriting File.

•	The phrase “Seismic Report” refers to a signed seismic assessment document included in the Loan File.

•	The phrase “Servicer Report” refers to the executed servicer report in the Loan File.

•	The phrase “Title Policy” refers to the signed title policy.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From April 11, 2019 through May 6, 2019 the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed certain Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”), (ii) recalculated certain Specified Attributes set forth in the Final Data File, and found them to be in agreement (the “Recalculated Attributes”) or (iii) were instructed by the Company to assume certain Specified Attributes set forth in the Final Data File were accurate, and therefore we did not perform any compare and agree or recalculation procedures (the “Company Provided Attributes”). The procedures with respect to the Compared Attributes and Recalculated Attributes were applied as indicated in Exhibit A. The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, the underlying attributes were compared and agreed to the corresponding Source Documents. For the purpose of our procedures, any differences within the defined tolerance level (if any) listed in Exhibit A, were considered to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Party’s "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If the party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

May 6, 2019

Exhibits

Exhibit A – Specified Attributes

Exhibit B – Recalculated Attributes

Natixis Commercial Mortgage Securities Trust 2019-10K,	Exhibit A
Commercial Mortgage Pass-Through Certificates, Series, 10K

Specified Attributes

#	Specified Attribute	Source (by order of priority)	Tolerance
1	No	None - Company Provided	None
2	Seller	None - Company Provided	None
3	Originator	Loan Agreement	None
4	% UPB	Recalculation	None
5	Number of Properties	None - Company Provided	None
6	Deal Name	None - Company Provided	None
7	Address	Appraisal Report	None
8	City	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip Code	Appraisal Report	None
11	County	Appraisal Report	None
12	Property Type	Appraisal Report	None
13	Property Subtype	Appraisal Report	None
14	Total Units	Rent Roll	None
15	Total SF	Rent Roll	None
16	Year Built	Engineering Report	None
17	Year Renovated	Not Applicable*	None
18	Environmental Report Type	Environmental Report	None
19	Environmental Report Date	Environmental Report	None
20	Environmental Insurance	Insurance Certificate	None
21	Phase II Recommended	Environmental Report	None
22	Phase II Performed	None - Company Provided	None
23	Engineering Report Date	Engineering Report	None
24	Flood Zone	Engineering Report	None
25	Seismic Date	Seismic Report	None
26	Seismic Zone	Seismic Report	None
27	PML (%)	Seismic Report	None
28	Earthquake Insurance	Insurance Certificate	None
29	Terrorism Insurance (Y/N)	Insurance Certificate	None
30	Loan Purpose	Closing Statement	None
31	Appraised Value	Appraisal Report	None
32	Appraised Value PSF	Recalculation	$1.00
33	Appraised Value Date	Appraisal Report	None
34	Appraised Hypothetical Bulk Value	Appraisal Report	None
35	Appraised Hypothetical Bulk Value PSF	Recalculation	$1.00
36	Appraised Hypothetical Bulk Value Date	Appraisal Report	None
37	Trust Cut-Off LTV (%)	Recalculation	0.1%

#	Specified Attribute	Source (by order of priority)	Tolerance
38	Trust Maturity LTV (%)	Recalculation	0.1%
39	Whole Loan Cut-Off LTV	Recalculation	0.1%
40	Whole Loan Maturity LTV	Recalculation	0.1%
41	Total Debt Cut-Off LTV	Recalculation	0.1%
42	Total Debt Maturity LTV	Recalculation	0.1%
43	As-Is Appraised Value	Appraisal Report	None
44	As-Is Appraised Value Date	Appraisal Report	None
45	FIRREA	Appraisal Report	None
46	Appraiser Designation	Appraisal Report	None
47	Appraised Cap Rate (%)	Appraisal Report	None
48	Trust Original Balance	Loan Agreement	$1.00
49	Original Loan/Unit	Recalculation	$1.00
50	Original Loan/SF	Recalculation	$1.00
51	Trust Cut-off Balance	Recalculation	$1.00
52	Cut-off Balance/Unit	Recalculation	$1.00
53	Cut-off Balance/SF	Recalculation	$1.00
54	Trust Maturity Balance	Recalculation	$1.00
55	Maturity Balance/Unit	Recalculation	$1.00
56	Maturity Balance/SF	Recalculation	$1.00
57	Interest Rate (%)	Loan Agreement	None
58	Amortization Type	Loan Agreement	None
59	Accrual Type	Loan Agreement	None
60	Trust Monthly Debt Service (IO)	Recalculation	None
61	Trust Monthly Debt Service (P&I)	Not Applicable*	None
62	Trust Annual Debt Service (IO)	Recalculation	None
63	Trust Annual Debt Service (P&I)	Not Applicable*	None
64	Pari Passu Note Control (Y/N)	None - Company Provided	None
65	Pari Passu Piece - In Trust	Recalculation	None
66	Total Non Trust Pari Passu Debt	Recalculation	None
67	Total Original Balance Pari Passu Debt	Loan Agreement	$1.00
68	Total Cut-off Date Pari Passu Debt	Recalculation	None
69	Total Maturity Balance Pari Passu Debt	Recalculation	$1.00
70	Total Pari Passu Annual Debt Service	Recalculation	None
71	Addit Debt Permitted (Y/N)	Loan Agreement	None
72	Additional Future Debt Permitted Description	Not Applicable*	None
73	Addit Debt Exist (Y/N)	Loan Agreement	None
74	Additional Existing Debt Type(s)	Not Applicable*	None
75	Subordinate Mortgage Original Balance (if any)	Not Applicable*	$1.00

#	Specified Attribute	Source (by order of priority)	Tolerance
76	Subordinate Mortgage Cut-off Date Balance	Not Applicable*	$1.00
77	Subordinate Mortgage Maturity Balance	Not Applicable*	$1.00
78	Subordinate Mortgage Annual Debt Service	Not Applicable*	None
79	Mezzanine Debt Original Balance (if any)	Not Applicable*	$1.00
80	Mezzanine Debt Cut-off Date Balance	Not Applicable*	$1.00
81	Mezzanine Debt Maturity Balance	Not Applicable*	$1.00
82	Mezzanine Debt Interest Rate	Not Applicable*	None
83	Mezzanine Debt Annual Debt Service	Not Applicable*	None
84	Total Cut-off Date Debt Balance (Pari + B-note + Mezz)	Recalculation	$1.00
85	Total Debt Maturity Balance (Pari + B-note + Mezz)	Recalculation	$1.00
86	Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service	Recalculation	None
87	Interest-Only Period	Recalculation	None
88	Rem. Interest-Only Period	Recalculation	None
89	Original Term	Recalculation	None
90	Rem. Term	Recalculation	None
91	Amort. Term	Not Applicable*	None
92	Rem. Amort.	Not Applicable*	None
93	Seasoning	Recalculation	None
94	Cut-Off Date	None - Company Provided	None
95	Payment Date	Loan Agreement	None
96	Grace Period (Late Payment)	Loan Agreement	None
97	Grace Period (Default)	Loan Agreement	None
98	Note Date	Loan Agreement	None
99	First Payment Date	Loan Agreement	None
100	ARD (Y/N)	Loan Agreement	None
101	Maturity/ARD Date	Loan Agreement	None
102	Final Mat Date	Loan Agreement	None
103	ARD Step Up (%)	Not Applicable*	None
104	Partial IO Last IO Payment	Not Applicable*	None
105	Partial IO Loan First P&I Payment	Not Applicable*	None
106	Call Protection Description	Loan Agreement	None
107	Lockout End Date	Loan Agreement	None
108	Defeasance Allowed	Loan Agreement	None
109	Defeasance Summary	Loan Agreement	None
110	Yield Maint. Allowed	Loan Agreement	None

#	Specified Attribute	Source (by order of priority)	Tolerance
111	Yield Maint. End Date	Not Applicable*	None
112	Yield Maint. Provision	Not Applicable*	None
113	Lockout Remaining	Recalculation	None
114	Prepayment / Defeasance Begin Date	Loan Agreement	None
115	Defeasance End Date	Loan Agreement	None
116	Remaining Defeasance Payments	Recalculation	None
117	Remaining Yield Maintenance Payments	Not Applicable*	None
118	Open Payments	Recalculation	None
119	Original String	Recalculation	None
120	Partial Release/Prepayment Permitted (Y/N)	Loan Agreement	None
121	Partial Release/Prepayment Provisions	Loan Agreement	None
122	Current Occupancy	Rent Roll	None
123	Current Occupancy Date	Rent Roll	None
124	Most Recent Occupancy	Rent Roll	None
125	Most Recent Occupancy Date	Rent Roll	None
126	Second Most Recent Occupancy	Rent Roll	None
127	Second Most Recent Occupancy Date	Rent Roll	None
128	Third Most Recent Occupancy	Not Applicable*	None
129	Third Most Recent Occupancy Date	Not Applicable*	None
130	Third Most Recent Revenues	Underwriting File	$1.00
131	Third Most Recent Total Expenses	Underwriting File	$1.00
132	Third Most Recent NOI	Underwriting File	$1.00
133	Third Most Recent NOI Date	Underwriting File	None
134	Second Most Recent Revenues	Underwriting File	$1.00
135	Second Most Recent Total Expenses	Underwriting File	$1.00
136	Second Most Recent NOI	Underwriting File	$1.00
137	Second Most Recent NOI Date	Underwriting File	None
138	Most Recent Revenues	Underwriting File	$1.00
139	Most Recent Expenses	Underwriting File	$1.00
140	Most Recent NOI	Underwriting File	$1.00
141	Most Recent NCF	Underwriting File	$1.00
142	Most Recent NOI Date	Underwriting File	None
143	Most Recent Financials Start Date	Underwriting File	None
144	As-Is UW Revenues	Underwriting File	$1.00
145	As-Is UW Total Expenses	Underwriting File	$1.00
146	As-Is UW NOI	Underwriting File	$1.00
147	As-Is UW Capital Items	Underwriting File	$1.00
148	As-Is UW NCF	Underwriting File	$1.00

#	Specified Attribute	Source (by order of priority)	Tolerance
149	As-Is UW NOI DSCR	Recalculation	0.01x
150	As-Is UW NCF DSCR	Recalculation	0.01x
151	As-Is UW NOI Debt Yield	Recalculation	0.1%
152	As-Is UW NCF Debt Yield	Recalculation	0.1%
153	As-Is Total Debt UW NOI DSCR	Recalculation	0.01x
154	As-Is Total Debt UW NCF DSCR	Recalculation	0.01x
155	As-Is Total Debt UW NOI DY	Recalculation	0.1%
156	As-Is Total Debt UW NCF DY	Recalculation	0.1%
157	Total Cut-off Date Mortgage Debt Per Unit	Recalculation	$1.00
158	Total Cut-off Date Mortgage Debt PSF	Recalculation	$1.00
159	CTL (Y/N)	None - Company Provided	None
160	Title Type	Title Policy	None
161	Ground Lease Expiration	Not Applicable*	None
162	Ground Lease Extension Terms	Not Applicable*	None
163	Annual Ground Lease Payment	Not Applicable*	None
164	Ground Lease Escalation Terms	Not Applicable*	None
165	SPE (Y/N)	Loan Agreement	None
166	Assumption Fees	Loan Agreement	None
167	Crossed Loan (Y/N)	Loan Agreement	None
168	Related Borrower	None - Company Provided	None
169	Recycled SPE (Yes/No)	None - Company Provided	None
170	Borrower Name	Loan Agreement	None
171	Sponsor	Loan Agreement	None
172	Non-Recourse Carveout Guarantor	Guaranty Agreement	None
173	Tenant-in-Common	Loan Agreement	None
174	Non-Delaware LLC? (Yes/No)	Loan Agreement	None
175	Independent Directors	Loan Agreement	None
176	Non-Consolidation Opinion (Y/N)	Opinion of Counsel	None
177	Lockbox (Y/N)	Loan Agreement	None
178	Lockbox In-place	Loan Agreement	None
179	Lockbox Type	Loan Agreement	None
180	Cash Management (Springing/In-Place)	Loan Agreement	None
181	Cash Sweep Trigger	Loan Agreement	None
182	Subservicer In Place (Y/N)	None - Company Provided	None
183	Subservicer Name	Not Applicable*	None
184	Subservicer Fee	Not Applicable*	None
185	Master Servicing Fee Rate	Servicer Report	None
186	Primary Servicing Fee Rate	Servicer Report	None
187	Trustee & Paying Agent Fee	Servicer Report	None

#	Specified Attribute	Source (by order of priority)	Tolerance
188	CREFC Fee	Servicer Report	None
189	Admin. Fee	Recalculation	None
190	Net Mortgage Interest Rate	Recalculation	None
191	Servicer Fee	Recalculation	None
192	Upfront Eng. Reserve	Loan Agreement; Closing Statement	None
193	Upfront Envir. Reserve	Loan Agreement; Closing Statement	None
194	Monthly Envir. Reserve	Loan Agreement	None
195	Envir. Reserve Cap	Not Applicable*	None
196	Upfront Debt Service Reserve	Loan Agreement; Closing Statement	None
197	Monthly Debt Service Reserve	Loan Agreement; Closing Statement	None
198	Debt Service Reserve Cap	Not Applicable*	None
199	Replacement Reserve Flag Y/N/Springing	Loan Agreement	None
200	Upfront Replacement Reserve	Loan Agreement; Closing Statement	None
201	Monthly Replacement Reserve	Loan Agreement	None
202	Replacement Reserve Cap	Loan Agreement	None
203	TILC Escrow Flag Y/N/Springing	Loan Agreement	None
204	Upfront TI/LC Reserve	Loan Agreement; Closing Statement	None
205	Monthly TI/LC Reserve	Loan Agreement	None
206	TI/LC Reserve Cap	Not Applicable*	None
207	Tax Escrow Flag Y/N/Springing	Loan Agreement	None
208	Upfront Tax Reserve	Loan Agreement; Closing Statement	None
209	Monthly Tax Reserve	Loan Agreement	None
210	Tax Reserve Cap	Not Applicable*	None
211	Insurance Escrow Flag Y/N/Springing	Loan Agreement	None
212	Upfront Ins. Reserve	Loan Agreement; Closing Statement	None
213	Monthly Ins. Reserve	Loan Agreement	None
214	Insur. Reserve Cap	Not Applicable*	None
215	Upfront Other Reserve	Loan Agreement; Closing Statement	None
216	Upfront Other Description	Loan Agreement	None
217	Monthly Other Reserve	Loan Agreement	None
218	Other Monthly Description	Loan Agreement	None
219	Other Reserve Cap	Not Applicable*	None
220	Interest on Taxes & Insurance	Loan Agreement	None
221	Interest on Replacement Reserves	Loan Agreement	None
222	Interest on TI&LC Account	Not Applicable*	None
223	Interest on Environmental Reserve	Not Applicable*	None
224	Interest on Debt Service Reserve	Not Applicable*	None
225	Interest on Other Reserve	Not Applicable*	None
226	Letter of Credit	Loan Agreement	None
227	Counterparty of LOCs	Not Applicable*	None

#	Specified Attribute	Source (by order of priority)	Tolerance
228	Description of LOC	Not Applicable*	None
229	Holdback	Loan Agreement	None
230	Holdback Amt	Not Applicable*	None
231	Holdback Desc.	Not Applicable*	None
232	Prior Securitization	Not Applicable*	None

* - This field is Not Applicable*, therefore we were instructed by the Company to not perform any procedures on this Specified Attribute. The associated field is not populated in the Final Data File.

Natixis Commercial Mortgage Securities Trust 2019-10K,	Exhibit B
Commercial Mortgage Pass-Through Certificates, Series, 10K

Recalculated Attributes

#	Specified Attribute	Formula	Tolerance
1	% UPB	Quotient of (i) Trust Cut-off Balance and (ii) aggregate sum of the Trust Cut-off Balance for the Underlying Collateral.	None
2	Appraised Value PSF	Quotient of (i) Appraised Value and (ii) Total SF.	$1.00
3	Appraised Hypothetical Bulk Value PSF	Quotient of (i) Appraised Hypothetical Bulk Value and (ii) Total SF.	$1.00
4	Trust Cut-Off LTV (%)	Quotient of (i) Total Cut-off Date Pari Passu Debt and (ii) Appraised Value.	0.1%
5	Trust Maturity LTV (%)	Quotient of (i) Total Maturity Balance Pari Passu Debt and (ii) Appraised Value.	0.1%
6	Whole Loan Cut-Off LTV	Quotient of (i) Total Cut-off Date Pari Passu Debt and (ii) Appraised Value.	0.1%
7	Whole Loan Maturity LTV	Quotient of (i) Total Maturity Balance Pari Passu Debt and (ii) Appraised Value.	0.1%
8	Total Debt Cut-Off LTV	Quotient of (i) Total Cut-off Date Debt Balance (Pari + B-note + Mezz) and (ii) Appraised Value.	0.1%
9	Total Debt Maturity LTV	Quotient of (i) Total Debt Maturity Balance (Pari + B-note + Mezz) and (ii) Appraised Value.	0.1%
10	Original Loan/Unit	Quotient of (i) Total Original Balance Pari Passu Debt and (ii) Total Units.	$1.00
11	Original Loan/SF	Quotient of (i) Total Original Balance Pari Passu Debt and (ii) Total SF.	$1.00
12	Trust Cut-off Balance	Set equal to the Trust Original Balance.	$1.00
13	Cut-off Balance/Unit	Quotient of (i) Total Cut-off Date Pari Passu Debt and (ii) Total Units.	$1.00
14	Cut-off Balance/SF	Quotient of (i) Total Cut-off Date Pari Passu Debt and (ii) Total SF.	$1.00
15	Trust Maturity Balance	Set equal to the Trust Original Balance.	$1.00
16	Maturity Balance/Unit	Quotient of (i) Total Maturity Balance Pari Passu Debt and (ii) Total Units.	$1.00
17	Maturity Balance/SF	Quotient of (i) Total Maturity Balance Pari Passu Debt and (ii) Total SF.	$1.00
18	Trust Monthly Debt Service (IO)	We recomputed the Trust Monthly Debt Service (IO) as one twelfth of the product of the (a) Trust Original Balance, (b) Interest Rate (%) and (c) a fraction equal to 365/360.	None
19	Trust Annual Debt Service (IO)	Product of (i) the Trust Monthly Debt Service (IO) and (ii) 12.	None
20	Pari Passu Piece - In Trust	Set equal to the Trust Original Balance.	None
21	Total Non Trust Pari Passu Debt	Difference of (i) Total Original Balance Pari Passu Debt and (ii) Pari Passu Piece – In Trust.	None
22	Total Cut-off Date Pari Passu Debt	Set equal to Total Original Balance Pari Passu Debt.	None

#	Specified Attribute	Formula	Tolerance
23	Total Maturity Balance Pari Passu Debt	Set equal to Total Original Balance Pari Passu Debt.	$1.00
24	Total Pari Passu Annual Debt Service	Product of (i) Total Original Balance Pari Passu Debt (ii) Interest Rate (%) and (iii) a fraction equal to 365/360.	None
25	Total Cut-off Date Debt Balance (Pari + B-note + Mezz)	Set equal to Total Original Balance Pari Passu Debt.	$1.00
26	Total Debt Maturity Balance (Pari + B-note + Mezz)	Set equal to Total Original Balance Pari Passu Debt.	$1.00
27	Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service	Set equal to Total Pari Passu Annual Debt Service.	None
28	Interest-Only Period	Set equal to Original Term.	None
29	Rem. Interest-Only Period	Difference of (i) Interest-Only Period and (ii) Seasoning.	None
30	Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Maturity/ARD Date.	None
31	Rem. Term	Difference of (i) Orignal Term and (ii) Seasoning.	None
32	Seasoning	Set equal to zero.	None
33	Lockout Remaining	Count of the number of monthly payment dates, from and inclusive of (i) Cut-off Date, to and inclusive of (ii) Lockout End Date.	None
34	Remaining Defeasance Payments	Count of the number of monthly payment dates during each segement of the lockout period, defeasance period, and open period.	None
35	Open Payments	Count of the number of monthly payment dates, from and inclusive of (i) Defeasance End Date to and inclusive of (ii) Maturity/ARD Date.	None
36	Original String	Count of the number of monthly payment dates, (i) from and inclusive of First Payment Date to the Prepayment/Defeasance Begin Date (ii) from and inclusive of (ii) Prepayment/Defeasance Begin Date to the Defeasance End Date and (iii) from the Defeasance End Date to and including the Maturity/ARD Date.	None
37	As-Is UW NOI DSCR	Quotient of (i) As-Is UW NOI and (ii) Total Pari Passu Annual Debt Service.	0.01x
38	As-Is UW NCF DSCR	Quotient of (i) As-Is UW NCF and (ii) Total Pari Passu Annual Debt Service.	0.01x
39	As-Is UW NOI Debt Yield	Quotient of (i) As-Is UW NOI and (ii) Total Cut-off Date Pari Passu Debt.	0.1%
40	As-Is UW NCF Debt Yield	Quotient of (i) As-Is UW NCF and (ii) Total Cut-off Date Pari Passu Debt.	0.1%
41	As-Is Total Debt UW NOI DSCR	Quotient of (i) As-Is UW NOI and (ii) Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.	0.01x

#	Specified Attribute	Formula	Tolerance
42	As-Is Total Debt UW NCF DSCR	Quotient of (i) As-Is UW NCF and (ii) Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.	0.01x
43	As-Is Total Debt UW NOI DY	Quotient of (i) As-Is UW NOI and (ii) Total Cut-off Date Debt Balance (Pari + B-note + Mezz).	0.1%
44	As-Is Total Debt UW NCF DY	Quotient of (i) As-Is UW NCF and (ii) Total Cut-off Date Debt Balance (Pari + B-note + Mezz).	0.1%
45	Total Cut-off Date Mortgage Debt Per Unit	Quotient of (i) Total Cut-off Date Mortgage Debt Balance (Pari + B-note) and (ii) Total Units.	$1.00
46	Total Cut-off Date Mortgage Debt PSF	Quotient of (i) Total Cut-off Date Mortgage Debt Balance (Pari + B-note) and (ii) Total SF.	$1.00
47	Admin. Fee	Sum of (i) Master Servicing Fee Rate, (ii) Primary Servicing Fee Rate, (iii) Trustee & Paying Agent Fee and (iv) CREFC Fee.	None
48	Net Mortgage Interest Rate	Difference of (i) Interest Rate (%) and (ii) Admin. Fee.	None
49	Servicer Fee	Sum of (i) Master Servicing Fee Rate and (ii) Primary Servicing Fee Rate.	None